Document And Entity Information	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	Bitwise 10 Crypto Index Fund
Entity Central Index Key	0001723788
Entity Emerging Growth Company	true
Securities Act File Number	000-56270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3002349
Entity Address, Address Line One	400 Montgomery Street, Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	968-1843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE